Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000028342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	7.11%	19.65%	15.29%		15.42%
C000028341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	10.45%	23.02%	15.43%		15.06%
C000028345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000028344
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K
C000028343
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000159956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000028342
Average Annual Return [Line Items]
Average Annual Return, Percent	12.01%	25.28%	16.59%		16.21%
Without Sales Load [Member] | C000028338
Average Annual Return [Line Items]
Average Annual Return, Percent	11.87%	24.94%	16.29%		15.92%
Without Sales Load [Member] | C000028341
Average Annual Return [Line Items]
Average Annual Return, Percent	11.45%	24.02%	15.43%		15.06%
Without Sales Load [Member] | C000028345
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%	25.21%	16.56%		16.22%
Without Sales Load [Member] | C000028344
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%	24.83%	16.17%		15.82%
Without Sales Load [Member] | C000028343
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%	24.46%	15.83%		15.48%
Without Sales Load [Member] | C000159956
Average Annual Return [Line Items]
Average Annual Return, Percent	12.04%	25.33%	16.67%	16.07%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%		13.76%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%		13.76%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%		13.76%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%		13.76%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%		13.76%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%		13.76%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%	13.89%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	14.62%	32.68%	18.90%		17.18%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	14.62%	32.68%	18.90%		17.18%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	14.62%	32.68%	18.90%		17.18%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	14.62%	32.68%	18.90%		17.18%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	14.62%	32.68%	18.90%		17.18%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	14.62%	32.68%	18.90%		17.18%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	14.62%	32.68%	18.90%	17.33%